BASIC AND DILUTED LOSS PER SHARE (Tables)	9 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

	For the nine months ended December 31,
	2025	2024
Basic and diluted loss per share calculation
Net loss attributable to the common shareholders, basic and diluted	(6,285,542)	(282,028)
Weighted average Class A ordinary shares outstanding, basic and diluted	13,221,293	8,388,202
Loss per share attributable to common shareholders - Basic and Diluted	$(0.48)	$(0.03)